Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 04, 2013
Entity Registrant Name	dei_EntityRegistrantName	Global X Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 04, 2013
Global X SuperDividend U.S. ETF (Prospectus Summary) | Global X SuperDividend U.S. ETF | Global X SuperDividend U.S. ETF
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	DIV